Taxes (Details)	1 Months Ended		12 Months Ended
	Jan. 17, 2019 USD ($)	Jan. 17, 2019 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 17, 2019 CNY (¥)
Taxes (Details) [Line Items]
Profit tax rate	20.00%	20.00%	16.50%
Statutory income tax rate			25.00%	25.00%	25.00%
Increase (Decrease) in Income Taxes Payable (in Yuan Renminbi)		¥ 1,000,000	$ (481,984)	$ 405,436	$ 90,214
Income reduced amount (in Dollars)	$ 148,610
Tax rate reduced	25.00%	25.00%
VAT rate			6.00%	6.00%	6.00%
Minimum [Member]
Taxes (Details) [Line Items]
Annual taxable income exceeding	$ 148,610					¥ 1,000,000
Maximum [Member]
Taxes (Details) [Line Items]
Annual taxable income exceeding	$ 445,831					¥ 3,000,000